Supplemental Cash Flow Information - Movements on Liabilities from Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	¥ 22,317	¥ 21,925
Cash flows	148,990	(108)
Increase due to business combinations	9	496
Decrease due to loss of control of subsidiaries	(79)
Increase due to recognition of interest expense of corporate bond at amortized cost	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities	(6,092)
Foreign currency translation adjustments	(207)	4
Net liabilities, Ending balance	165,138	22,317
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	22,224	21,925
Cash flows	966	(107)
Transfer of liquidity	78
Increase due to business combinations		405
Decrease due to loss of control of subsidiaries	(79)
Foreign currency translation adjustments	(189)	1
Net liabilities, Ending balance	23,000	22,224
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	93
Cash flows		(1)
Transfer of liquidity	(78)
Increase due to business combinations	9	91
Foreign currency translation adjustments	(18)	3
Net liabilities, Ending balance	6	¥ 93
Long Term Corporate Bond [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	148,024
Increase due to recognition of interest expense of corporate bond at amortized cost	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities	(6,092)
Net liabilities, Ending balance	¥ 142,132